BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies, Accounting Estimates And Errors [Abstract]
Schedule of the impact of adoption of IFRS 16
In 2018, the Group has performed a detailed impact assessment of IFRS 16 and the impact on its adoption was as follows:

	December 31, 2018	Impact of IFRS 16	January 1, 2019
Assets
Non-current assets
Property and equipment
Property and equipment	4,932	(71)	4,861
Right-of-use assets	—	2,023	2,023
Intangible assets	1,854	(15)	1,839
Goodwill	3,816	—	3,816
Deferred tax assets	197	—	197
Other financial assets	193	(1)	192
Total non-current assets	10,992	1,936	12,928

Current assets
Trade and other receivables	577	—	577
Other current assets	2,516	(61)	2,455
Total current assets	3,093	(61)	3,032

Assets classified as held for sale	17	4	21

Total assets	14,102	1,879	15,981

Equity
Equity attributable to equity owners of the parent	3,670	(3)	3,667
Non-controlling interests	(891)	(1)	(892)
Total equity	2,779	(4)	2,775

Non-current liabilities
Financial liabilities	6,567	(45)	6,522
Provisions	110	—	110
Lease liabilities	—	1,638	1,638
Deferred tax liabilities	180	—	180
Other liabilities	53	(9)	44
Total non-current liabilities	6,910	1,584	8,494

Current liabilities
Trade and other payables	1,432	(54)	1,378
Other financial liabilities	1,289	(6)	1,283
Lease liabilities	—	361	361
Provisions	398	(3)	395
Other liabilities	1,290	(3)	1,287
	4,409	295	4,704

Liabilities associated with assets held for sale	4	4	8

Total equity and liabilities	14,102	1,879	15,981

Reconciliation of operating lease commitments to lease liabilities
The following table reconciles the Company’s operating lease commitments as of December 31, 2018, to the lease liabilities recognized upon initial application of IFRS 16 on January 1, 2019.

US$

Operating lease commitments as of December 31, 2018	632
Increase in lease commitments of cancelable leases included in reasonably certain lease term	1,846
Use of IFRS 16 practical expedients (old lease accounting continues for exceptions)	(4)
Leases commencing subsequent to transition date committed to as of December 31, 2018	(47)
Accruals included in the lease liability calculation	59
Other	22
Total undiscounted lease payments which are reasonably certain	2,508

Discounting effect using incremental borrowing rate	(559)
IAS 17 finance lease liabilities recognized on balance sheet as of December 31, 2018 (discounted)	54

IFRS 16 Lease liability recognized on balance sheet as of January 1, 2019	2,003

IFRS 16 lease liability presented as:
Non-current	1,638
Current	361
Liabilities associated with assets held for sale	4
2,003